Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 74.25%
FHLB	5.63%	3-14-2036	$6,020,000	$ 7,397,089
FHLMC ¤	0.00	9-15-2036	2,500,000	1,498,956
FHLMC ¤	0.00	11-15-2038	1,575,000	867,276
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	0.54	7-1-2031	3,013,000	3,010,507
FHLMC (12 Month LIBOR +1.69%) ±	2.07	7-1-2038	595,699	616,122
FHLMC (12 Month LIBOR +1.91%) ±	2.16	9-1-2031	2,425	2,411
FHLMC (12 Month LIBOR +1.91%) ±	2.16	9-1-2031	32,287	32,115
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	6-1-2032	5,109	5,113
FHLMC	2.50	11-1-2051	10,376,016	9,585,131
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.53	7-1-2029	12,341	12,351
FHLMC (1 Year Treasury Constant Maturity +2.15%) ±	2.58	10-1-2026	56,922	56,718
FHLMC	3.00	6-1-2050	603,957	580,866
FHLMC	3.00	7-1-2050	1,547,686	1,490,816
FHLMC	3.00	8-1-2050	739,980	712,786
FHLMC	3.00	8-1-2050	3,163,553	3,033,968
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.06	5-1-2026	6,511	6,485
FHLMC (11th District COFI +1.25%) ±	3.23	7-1-2032	161,598	163,790
FHLMC	3.50	8-1-2045	1,423,564	1,419,108
FHLMC	3.50	11-1-2045	2,478,052	2,472,121
FHLMC	3.50	12-1-2045	1,789,312	1,783,433
FHLMC	3.50	12-1-2045	652,430	650,424
FHLMC	4.00	6-1-2044	1,338,905	1,371,958
FHLMC	4.00	5-1-2049	889,961	896,751
FHLMC	4.00	9-1-2049	297,605	299,870
FHLMC	4.50	3-1-2042	107,744	112,454
FHLMC	4.50	9-1-2044	1,483,451	1,545,032
FHLMC	4.50	9-1-2049	3,473,705	3,547,217
FHLMC	5.00	6-1-2026	206,407	211,844
FHLMC	5.00	8-1-2040	457,494	484,684
FHLMC	5.50	7-1-2035	1,471,161	1,581,218
FHLMC	5.50	7-15-2036	1,150,000	1,407,139
FHLMC	5.50	12-1-2038	788,874	847,489
FHLMC	6.00	10-1-2032	13,070	14,308
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	9,520	9,495
FHLMC	6.50	9-1-2028	7,523	7,998
FHLMC	6.50	7-1-2031	1	1
FHLMC	7.00	12-1-2023	415	424
FHLMC	7.00	12-1-2026	197	205
FHLMC	7.00	4-1-2029	716	771
FHLMC	7.00	5-1-2029	3,530	3,805
FHLMC	7.00	4-1-2032	42,858	47,188
FHLMC	7.50	11-1-2031	58,027	60,444
FHLMC	7.50	4-1-2032	118,691	128,544
FHLMC	8.00	8-1-2023	847	853
FHLMC	8.00	6-1-2024	888	918
FHLMC	8.00	6-1-2024	1,043	1,046
FHLMC	8.00	6-1-2024	1,912	1,926
FHLMC	8.00	8-1-2026	4,411	4,705
FHLMC	8.00	11-1-2026	5,038	5,366
FHLMC	8.00	11-1-2028	2,426	2,539
FHLMC	8.50	12-1-2025	2,764	2,892
FHLMC	8.50	5-1-2026	464	468
FHLMC	8.50	8-1-2026	2,732	2,740
FHLMC	9.50	9-17-2022	4	4
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	9.50%	4-1-2025	$4,842	$ 4,889
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	3,826,177	3,819,419
FHLMC Multifamily Structured Pass-Through Certificates Series KW02 Class A1	2.90	4-25-2026	5,152,350	5,161,929
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	3,264,560	3,247,587
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,448,168
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	0.80	6-25-2030	1,562,233	1,558,958
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	342,651	333,699
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	1.47	10-15-2033	233,577	235,295
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	1.22	11-15-2035	476,799	476,120
FHLMC Series 3614 Class QB	4.00	12-15-2024	408,547	414,861
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	1.23	3-15-2041	202,591	202,255
FHLMC Series 3906 Class EA	3.00	5-15-2026	104,458	105,011
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	1.22	12-15-2041	143,853	143,252
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	1.17	6-15-2040	81,860	81,875
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	1.22	7-15-2039	236,866	237,053
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	2.05	12-15-2036	179,711	183,586
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	1.12	7-15-2042	235,794	233,559
FHLMC Series 4409 Class MA	3.00	1-15-2054	33,575	33,388
FHLMC Series 4604 Class PA	3.00	1-15-2044	233,459	232,305
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	0.90	11-15-2042	1,922,615	1,915,382
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	326,524
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	155,080
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	1.47	2-25-2023	22,011	22,015
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.41	11-25-2028	68,217	68,067
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.29	9-25-2031	387,490	385,013
FHLMC Series T-42 Class A6	9.50	2-25-2042	540,230	628,744
FHLMC Series T-55 Class 2A1 ±±	3.10	3-25-2043	258,541	251,379
FHLMC Series T-56 Class A4	6.00	5-25-2043	3,087,244	3,350,091
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	727,449	798,384
FHLMC Series T-57 Class 2A1 ±±	3.46	7-25-2043	1,347,115	1,356,963
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.52	10-25-2044	548,732	557,194
FHLMC Series T-67 Class 1A1C ±±	3.10	3-25-2036	492,801	510,452
FHLMC Series T-67 Class 2A1C ±±	3.18	3-25-2036	809,164	850,468
FNMA ¤	0.00	11-15-2030	1,485,000	1,149,886
FNMA ¤	0.00	8-6-2038	6,510,000	3,698,135
FNMA	1.38	7-1-2030	4,059,229	3,565,985
FNMA %%	1.50	6-16-2037	4,785,000	4,415,845
FNMA	1.65	6-1-2030	1,402,985	1,255,186
FNMA	1.65	7-1-2030	2,398,338	2,133,874
FNMA	1.66	7-1-2032	4,099,870	3,568,188
FNMA (11th District COFI +1.29%) ±	1.71	5-1-2036	419,029	421,435
FNMA	1.97	5-1-2030	4,413,701	4,026,699
FNMA (12 Month LIBOR +1.73%) ±	1.98	9-1-2036	195,812	202,731
FNMA %%	2.00	6-16-2037	10,055,000	9,500,404
FNMA %%	2.00	6-13-2052	50,640,000	44,915,307
FNMA (12 Month LIBOR +1.78%) ±	2.03	8-1-2036	466,241	485,590
FNMA (12 Month LIBOR +1.77%) ±	2.15	7-1-2044	87,923	91,504
FNMA (11th District COFI +1.25%) ±	2.18	9-1-2027	84,437	85,623
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.23	9-1-2031	17,158	17,183
See accompanying notes to portfolio of investments

2  |  Allspring Government Securities Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.32%	1-1-2026	$6,128,137	$ 5,964,769
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.32	11-1-2031	70,887	70,889
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.33	12-1-2034	154,609	154,193
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.34	6-1-2032	69,005	69,195
FNMA	2.35	2-1-2032	2,289,473	2,116,923
FNMA (12 Month LIBOR +1.61%) ±	2.37	5-1-2046	1,209,631	1,230,157
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	1,630,244	1,543,273
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.39	12-1-2040	62,215	64,606
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.44	9-1-2035	170,143	176,908
FNMA	2.50	9-1-2050	403,141	371,994
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.51	7-1-2026	14,618	14,600
FNMA	2.51	9-1-2031	5,157,901	4,787,016
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	2.52	10-1-2027	39,931	39,917
FNMA	2.60	12-1-2023	1,860,556	1,850,733
FNMA	2.65	2-1-2032	2,899,108	2,723,126
FNMA	2.65	2-1-2032	2,254,862	2,125,960
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.69	12-1-2040	18,182	18,129
FNMA	2.75	9-1-2031	901,077	856,612
FNMA	2.86	7-1-2029	983,810	955,949
FNMA (11th District COFI +1.26%) ±	2.89	5-1-2036	184,224	188,680
FNMA	3.00	5-1-2027	381,581	377,038
FNMA	3.00	6-1-2034	2,655,154	2,641,835
FNMA	3.00	4-1-2045	33,670	32,606
FNMA	3.00	11-1-2045	2,955,498	2,862,214
FNMA	3.00	12-1-2045	7,019,215	6,797,468
FNMA	3.00	12-1-2046	260,925	253,421
FNMA	3.00	8-1-2050	3,637,826	3,481,904
FNMA	3.00	9-1-2050	3,495,793	3,360,799
FNMA	3.48	3-1-2029	885,194	893,248
FNMA	3.50	4-1-2034	4,303,106	4,352,525
FNMA	3.50	2-1-2043	18,119	18,084
FNMA	3.50	2-1-2045	414,557	413,760
FNMA	3.50	4-1-2045	1,751,603	1,746,069
FNMA	3.50	8-1-2045	154,984	154,162
FNMA	3.50	12-1-2045	609,147	607,037
FNMA	3.50	2-1-2046	629,951	626,317
FNMA	3.63	3-1-2029	376,986	383,658
FNMA	3.77	3-1-2029	956,649	981,297
FNMA	3.86	3-1-2029	806,695	831,487
FNMA (6 Month LIBOR +3.13%) ±	3.99	7-1-2033	118,193	118,460
FNMA	4.00	4-1-2046	4,628,689	4,738,544
FNMA	4.00	3-1-2047	1,043,655	1,068,613
FNMA	4.00	9-1-2048	43,262	43,701
FNMA %%	4.00	6-13-2052	3,035,000	3,033,103
FNMA	4.50	1-1-2026	9,464	9,712
FNMA	4.50	10-1-2046	118,518	122,139
FNMA	4.50	9-1-2049	942,885	962,397
FNMA %%	4.50	6-13-2052	11,605,000	11,806,274
FNMA	5.00	4-1-2023	8,728	8,943
FNMA	5.00	6-1-2023	48,315	49,505
FNMA	5.00	3-1-2034	208,016	221,121
FNMA	5.00	8-1-2040	2,480,283	2,596,986
FNMA	5.00	10-1-2040	233,307	247,115
FNMA	5.00	1-1-2042	203,044	217,268
FNMA	5.00	12-1-2048	338,275	350,836
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.50%	11-1-2023	$7,934	$ 8,038
FNMA	5.50	1-1-2025	2,231	2,253
FNMA	5.50	1-1-2025	9,091	9,161
FNMA	5.50	9-1-2033	970,231	1,044,108
FNMA	5.50	9-1-2033	366,260	394,075
FNMA	5.50	8-1-2035	318,880	343,884
FNMA	5.50	1-1-2037	260,910	281,477
FNMA	5.50	4-1-2040	695,194	749,160
FNMA	5.63	7-15-2037	1,225,000	1,521,629
FNMA	6.00	3-1-2024	13,621	14,319
FNMA	6.00	1-1-2028	367,858	387,665
FNMA	6.00	2-1-2035	565,212	590,341
FNMA	6.00	11-1-2037	209,018	229,260
FNMA	6.00	7-1-2038	73,574	80,852
FNMA	6.50	3-1-2028	7,456	7,722
FNMA	6.50	12-1-2029	87,857	93,322
FNMA	6.50	11-1-2031	18,318	19,458
FNMA	6.50	7-1-2036	190,802	207,503
FNMA	6.50	7-1-2036	98,737	105,846
FNMA	7.00	11-1-2026	1,746	1,805
FNMA	7.00	1-1-2032	1,220	1,252
FNMA	7.00	2-1-2032	36,209	39,697
FNMA	7.00	10-1-2032	112,299	122,634
FNMA	7.00	2-1-2034	1,517	1,630
FNMA	7.00	4-1-2034	57,020	61,328
FNMA	7.00	1-1-2036	5,653	5,929
FNMA	7.50	9-1-2031	39,854	43,042
FNMA	7.50	2-1-2032	18,530	20,049
FNMA	7.50	10-1-2037	398,366	443,809
FNMA	8.00	5-1-2027	17,420	17,537
FNMA	8.00	6-1-2028	658	665
FNMA	8.00	2-1-2030	19,774	19,996
FNMA	8.00	7-1-2031	417,021	446,373
FNMA	8.50	8-1-2024	1,429	1,431
FNMA	8.50	5-1-2026	32,780	34,034
FNMA	8.50	7-1-2026	8,706	8,746
FNMA	8.50	11-1-2026	1,989	2,010
FNMA	8.50	11-1-2026	16,406	16,449
FNMA	8.50	12-1-2026	49,313	52,284
FNMA	8.50	12-1-2026	7,327	7,749
FNMA	8.50	3-1-2027	459	473
FNMA	8.50	6-1-2027	27,205	27,509
FNMA	9.00	1-1-2025	5,633	5,705
FNMA	9.00	3-1-2025	958	960
FNMA	9.00	3-1-2025	179	180
FNMA	9.00	7-1-2028	1,540	1,552
FNMA	9.50	7-1-2028	2,470	2,476
FNMA	2.50	1-1-2052	10,377,648	9,566,210
FNMA	3.00	10-1-2051	1,954,852	1,868,635
FNMA	3.00	11-1-2051	2,962,751	2,830,525
FNMA	3.50	5-1-2052	6,100,754	5,983,254
FNMA 2006-50 Class BF (1 Month LIBOR +0.40%) ±	1.41	6-25-2036	522,694	522,285
FNMA 2010-136 Class FA (1 Month LIBOR +0.50%) ±	1.51	12-25-2040	624,543	627,754
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	415,296	444,433
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	445,802	492,192
See accompanying notes to portfolio of investments

4  |  Allspring Government Securities Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2001-T12 Class A3	9.50%	8-25-2041	$124,252	$ 139,654
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	1.36	2-25-2032	149,732	149,843
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	190,479	207,497
FNMA Series 2002-T12 Class A5 ±±	4.30	10-25-2041	536,854	538,264
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,474,404	2,669,280
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	1.25	5-25-2032	56,653	56,598
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	947,969	1,028,956
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	348,923	373,794
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.95	3-25-2033	964,205	959,504
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.91	6-25-2033	54,555	52,416
FNMA Series 2003-W1 Class 1A1 ±±	4.89	12-25-2042	461,862	465,020
FNMA Series 2003-W11 Class A1 ±±	3.45	6-25-2033	28,495	29,439
FNMA Series 2003-W3 Class 1A4 ±±	3.55	8-25-2042	1,356,236	1,363,835
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.89	4-25-2033	239,344	234,118
FNMA Series 2003-W6 Class 6A ±±	3.22	8-25-2042	663,558	668,851
FNMA Series 2003-W6 Class PT4 ±±	8.22	10-25-2042	813,251	921,360
FNMA Series 2003-W8 Class PT1 ±±	8.61	12-25-2042	297,752	320,517
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	230,388	248,795
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	670,553	739,017
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	391,189	432,033
FNMA Series 2005-71 Class DB	4.50	8-25-2025	66,429	66,900
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.98	6-27-2036	54,424	53,673
FNMA Series 2007-W10 Class 2A ±±	6.28	8-25-2047	164,066	172,291
FNMA Series 2008-17 Class DP	4.75	2-25-2038	745,057	758,495
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	1.41	4-25-2041	60,881	60,869
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	1.36	7-25-2041	115,375	115,158
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	37	1
FNMA Series 2013-114 Class LM	4.00	3-25-2042	773,765	781,253
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	1.56	4-25-2044	1,207,605	1,216,002
FNMA Series 2014-20 Class TM ♀	4.50	4-25-2044	351,137	61,279
FNMA Series 2017-M2 Class A2 ±±	2.80	2-25-2027	8,732,827	8,633,308
FNMA Series 2018-M1 Class A2 ±±	2.99	12-25-2027	714,033	701,306
FNMA Series 2018-M13 Class A2 ±±	3.75	9-25-2030	413,160	423,478
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	5,191,905
FNMA Series 265 Class 2	9.00	3-25-2024	7,838	8,031
FNMA Series G92-30 Class Z	7.00	6-25-2022	20	20
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	167,655	170,877
GNMA %%	2.00	6-21-2052	9,550,000	8,682,293
GNMA %%	2.50	6-21-2052	16,890,000	15,841,632
GNMA	3.00	11-20-2045	3,307,860	3,225,995
GNMA	3.00	4-20-2051	4,996,093	4,840,738
GNMA	3.50	12-20-2047	3,051,774	3,053,354
GNMA	3.50	7-20-2051	2,434,175	2,416,970
GNMA	4.00	11-15-2024	311,671	319,308
GNMA	4.00	12-20-2047	2,076,278	2,123,959
GNMA	4.25	6-20-2036	200,967	206,900
GNMA	4.50	8-20-2049	476,483	488,181
GNMA	5.00	7-20-2040	456,258	486,754
GNMA	6.00	8-20-2034	41,406	42,980
GNMA	6.50	12-15-2025	3,907	4,124
GNMA	6.50	5-15-2029	370	390
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	6.50%	5-15-2031	$579	$ 611
GNMA	6.50	9-20-2033	28,004	30,749
GNMA	7.00	12-15-2022	298	299
GNMA	7.00	5-15-2026	741	768
GNMA	7.00	3-15-2028	5,643	5,659
GNMA	7.00	4-15-2031	596	601
GNMA	7.00	8-15-2031	15,553	15,943
GNMA	7.00	3-15-2032	11,774	11,939
GNMA	8.00	6-15-2023	390	393
GNMA	8.00	12-15-2023	24,163	24,366
GNMA	8.00	2-15-2024	177	182
GNMA	8.00	9-15-2024	617	622
GNMA	8.00	6-15-2025	16	16
GNMA Series 2005-23 Class IO ♀	0.00	6-17-2045	572,923	34
GNMA Series 2006-32 Class XM ♀	0.10	11-16-2045	3,006,904	4,152
GNMA Series 2008-22 Class XM ♀	1.26	2-16-2050	6,831,400	156,417
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	2,199,665	73,616
GNMA Series 2012-12 Class HD	2.00	5-20-2062	18,480	17,645
GNMA Series 2019-H06 Class HI ♀	1.82	4-20-2069	3,481,921	128,624
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	7,700,000	5,996,859
Resolution Funding Corporation STRIPS ¤	0.01	1-15-2030	16,245,000	12,697,329
STRIPS ¤	0.00	7-15-2037	7,810,000	4,636,762
STRIPS ¤	0.00	5-15-2039	20,000,000	11,901,819
STRIPS ¤	0.00	5-15-2040	7,275,000	4,015,697
TVA	4.25	9-15-2065	2,600,000	2,739,284
TVA	4.63	9-15-2060	7,550,000	8,488,244
TVA	5.38	4-1-2056	5,000,000	6,329,207
TVA	5.88	4-1-2036	4,380,000	5,356,914
TVA STRIPS ¤	0.00	11-1-2025	5,650,000	5,139,329
TVA STRIPS ¤	0.00	6-15-2035	2,448,000	1,483,442
TVA STRIPS ¤	0.00	1-15-2048	1,000,000	335,389
U.S. International Development Finance Corporation ¤	0.00	1-17-2026	2,000,000	2,063,412
U.S. International Development Finance Corporation	2.12	3-20-2024	5,713,333	5,661,094
U.S. International Development Finance Corporation	2.82	3-20-2024	5,070,000	5,064,304
Total Agency securities (Cost $442,015,944)				425,537,298
Asset-backed securities: 2.57%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	3,886,107
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	2,469,280	2,438,492
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	1.61	7-26-2066	200,277	199,921
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	1.43	3-25-2067	938,656	935,433
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	2.01	2-27-2068	2,862,531	2,809,420
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	4,487,474	4,471,913
Total Asset-backed securities (Cost $14,972,513)				14,741,286
See accompanying notes to portfolio of investments

6  |  Allspring Government Securities Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 2.48%
Financials: 1.96%
Consumer finance: 1.62%
Private Export Funding Corporation 144A	0.55%	7-30-2024	$9,715,000	$ 9,273,825
Diversified financial services: 0.34%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	1,987,692
Industrials: 0.52%
Commercial services & supplies: 0.52%
Rockfeller Foundation Class B	2.49	10-1-2050	4,000,000	2,968,875
Total Corporate bonds and notes (Cost $15,862,702)				14,230,392
Non-agency mortgage-backed securities: 7.15%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	822,071	790,220
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	1,688,319	1,647,424
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	293,843
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	2,299,276	2,242,588
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	2,739,026
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,541,678	2,541,811
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,278,661
Firstkey Homes 2020 SFR1 Trust Series 2021-SFR1 Class A 144A	1.54	8-17-2038	1,245,136	1,127,953
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,305,368
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,049,163	4,025,424
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	4,914,041
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	2,767,074	2,699,058
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	502,071	487,249
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	4,325,399	3,973,577
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.30	11-25-2060	2,780,000	2,767,414
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,515,022
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.02	2-15-2025	38,838	40,618
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	65,413	70,043
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	559,878	538,686
Total Non-agency mortgage-backed securities (Cost $42,966,152)				40,998,026
U.S. Treasury securities: 23.93%
U.S. Treasury Bond ##	1.63	11-15-2050	865,000	617,901
U.S. Treasury Bond ##	1.88	2-15-2051	5,815,000	4,427,577
U.S. Treasury Bond ##	2.38	11-15-2049	5,355,000	4,587,938
U.S. Treasury Bond ##	2.88	5-15-2043	2,245,000	2,088,464
U.S. Treasury Note	1.88	2-15-2032	49,345,000	45,227,777
U.S. Treasury Note ##	2.00	11-15-2041	5,230,000	4,246,923
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note ##	2.25%	5-15-2041	$13,005,000	$ 11,063,902
U.S. Treasury Note ##	2.25	2-15-2052	9,045,000	7,565,295
U.S. Treasury Note ##	2.38	5-15-2051	4,435,000	3,807,344
U.S. Treasury Note ##	2.75	4-30-2027	43,285,000	43,126,063
U.S. Treasury Note ##	2.88	5-15-2032	9,245,000	9,256,556
U.S. Treasury Note	2.88	5-15-2052	1,190,000	1,145,003
Total U.S. Treasury securities (Cost $147,741,802)				137,160,743
Yankee corporate bonds and notes: 0.70%
Financials: 0.70%
Banks: 0.70%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,234,716
International Bank for Reconstruction and Development ¤	0.00	3-11-2031	2,377,000	1,765,625
				4,000,341
Total Yankee corporate bonds and notes (Cost $4,221,300)				4,000,341
Yankee government bonds: 4.26%
State of Israel	5.50	12-4-2023	15,790,000	16,468,891
State of Israel	5.50	9-18-2033	6,585,000	7,945,580
Total Yankee government bonds (Cost $26,092,730)				24,414,471

		Yield	Shares
Short-term investments: 2.01%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	11,496,471	11,496,471
Total Short-term investments (Cost $11,496,471)				11,496,471
Total investments in securities (Cost $705,369,614)	117.35%			672,579,028
Other assets and liabilities, net	(17.35)			(99,432,374)
Total net assets	100.00%			$573,146,654

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

8  |  Allspring Government Securities Fund

Portfolio of investments—May 31, 2022 (unaudited)

Abbreviations:
COFI	Cost of Funds Index
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$57,394,798	$385,344,883	$(431,243,210)	$0	$0	$11,496,471	11,496,471	$27,087
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	163	9-30-2022	$34,456,280	$34,409,555	$0	$(46,725)
5-Year U.S. Treasury Notes	210	9-30-2022	23,830,414	23,720,156	0	(110,258)
Short
10-Year U.S. Treasury Notes	(227)	9-21-2022	(27,271,381)	(27,115,859)	155,522	0
10-Year Ultra Futures	(337)	9-21-2022	(43,604,017)	(43,299,234)	304,783	0
U.S. Long Bond	(164)	9-21-2022	(23,085,460)	(22,867,750)	217,710	0
U.S. Ultra Bond	(128)	9-21-2022	(20,311,735)	(19,936,000)	375,735	0
					$1,053,750	$(156,983)
See accompanying notes to portfolio of investments

Allspring Government Securities Fund  |  9

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10  |  Allspring Government Securities Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$425,537,298	$0	$425,537,298
Asset-backed securities	0	14,741,286	0	14,741,286
Corporate bonds and notes	0	14,230,392	0	14,230,392
Non-agency mortgage-backed securities	0	40,998,026	0	40,998,026
U.S. Treasury securities	137,160,743	0	0	137,160,743
Yankee corporate bonds and notes	0	4,000,341	0	4,000,341
Yankee government bonds	0	24,414,471	0	24,414,471
Short-term investments
Investment companies	11,496,471	0	0	11,496,471
	148,657,214	523,921,814	0	672,579,028
Futures contracts	1,053,750	0	0	1,053,750
Total assets	$149,710,964	$523,921,814	$0	$673,632,778
Liabilities
Futures contracts	$156,983	$0	$0	$156,983
Total liabilities	$156,983	$0	$0	$156,983
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $1,425,965 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Government Securities Fund  |  11